Employee deferred compensation	6 Months Ended
Jun. 30, 2019
Employee deferred compensation
26 Employee deferred compensation
The Group’s current and previous deferred compensation plans include share awards, performance share awards, Contingent Capital Awards, Contingent Capital share awards and other cash awards.
> Refer to “Note 29 – Employee deferred compensation” in VI – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2018 for further information.
The following tables show the compensation expense for deferred compensation awards recognized in the consolidated statements of operations, the estimated unrecognized expense for deferred compensation awards granted in 2Q19 and prior periods and the remaining requisite service period over which the unrecognized expense will be recognized. The estimated unrecognized compensation expense was based on the fair value of each award on the grant date and included the current estimated outcome of relevant performance criteria and estimated future forfeitures but no estimate for future mark-to-market adjustments.
Deferred compensation expense
in	2Q19	1Q19	2Q18		6M19	6M18
Deferred compensation expense (CHF million)
Share awards	150	151	130		301	278
Performance share awards	122	108	92		230	201
Contingent Capital Awards	83	77	42		160	94
Contingent Capital share awards	0	0	0		0	1
Other cash awards	97	94	106	[1]	191	163	[1]
Total deferred compensation expense	452	430	370	[1]	882	737	[1]
1 Prior period has been corrected.
Estimated unrecognized deferred compensation
end of	2Q19
Estimated unrecognized compensation expense (CHF million)
Share awards	780
Performance share awards	436
Contingent Capital Awards	288
Other cash awards	307
Total	1,811

Weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.2
2Q19 activity
In 2Q19, the Group awarded deferred fixed cash compensation of CHF  58 million to certain employees in the Americas. This compensation will be expensed in the Global Markets division over a three-year period from the grant date. Amortization of this compensation totaled CHF  13 million in 2Q19.
Share-based award activity
	2Q19			6M19
Number of awards (in millions)	Share awards	Performance share awards	Contingent Capital share awards	Share awards	Performance share awards	Contingent Capital share awards
Share-based award activities
Balance at beginning of period	139.2	97.7	3.4	83.2	51.7	3.4
Granted	6.1	0.0	0.0	65.3	46.1	0.0
Settled	(31.4)	(19.6)	(3.3)	(34.2)	(19.6)	(3.3)
Forfeited	(1.2)	(0.6)	0.0	(1.6)	(0.7)	0.0
Balance at end of period	112.7	77.5	0.1	112.7	77.5	0.1
of which vested	9.5	7.0	0.1	9.5	7.0	0.1
of which unvested	103.2	70.5	0.0	103.2	70.5	0.0

Bank
Employee deferred compensation
25 Employee deferred compensation
> Refer to “Note 26 – Employee deferred compensation” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q19 and “Note 28 – Employee deferred compensation” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2018 for further information.
Deferred compensation expense
in	6M19	6M18
Deferred compensation expense (CHF million)
Share awards	294	270
Performance share awards	223	195
Contingent Capital Awards	156	92
Contingent Capital share awards	0	1
Other cash awards	173	157	[1]
Total deferred compensation expense	846	715	[1]
1 Prior period has been restated.
Estimated unrecognized deferred compensation
end of	6M19
Estimated unrecognized compensation expense (CHF million)
Share awards	758
Performance share awards	419
Contingent Capital Awards	280
Other cash awards	269
Total	1,726

Weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.2
6M19 activity
In 6M19, the Bank granted share awards, performance share awards and Contingent Capital Awards (CCA) as part of the 2018 deferred variable compensation. Expense recognition for these awards began in 6M19 and will continue over the remaining service or vesting period of each respective award.
Share awards
In 6M19, the Bank granted 61.1 million share awards at a weighted-average share price of CHF  11.16. Each share award granted entitles the holder of the award to receive one Group share, subject to service conditions. Share awards vest over three years with one third of the share awards vesting on each of the three anniversaries of the grant date (ratable vesting), with the exception of awards granted to individuals classified as risk managers or senior managers under the UK Prudential Regulatory Authority (PRA) Remuneration Code or similar regulations in other jurisdictions. Share awards granted to risk managers vest over five years with one fifth of the award vesting on each of the five anniversaries of the grant date, while share awards granted to senior managers vest over five years commencing on the third anniversary of the grant date, with one fifth of the award vesting on each of the third to seventh anniversaries of the grant date. Share awards are expensed over the service period of the awards.
Performance share awards
In 6M19, the Bank granted 44.7 million performance share awards at a weighted-average share price of CHF  11.60. Performance share awards are similar to share awards, except that the full balance of outstanding performance share awards, including those awarded in prior years, are subject to performance-based malus provisions.
Contingent Capital Awards
In 6M19, the Bank awarded CHF  289 million of CCA. CCA are scheduled to vest on the third anniversary of the grant date, other than those granted to individuals classified as risk managers or senior managers under the UK PRA Remuneration Code or similar regulations in other jurisdictions, where CCA vest on the fifth and seventh anniversaries of the grant date, respectively, and will be expensed over the vesting period.
Other cash awards
In 6M19, the Bank awarded deferred fixed cash compensation of CHF  58 million to certain employees in the Americas. This compensation will be expensed in the Global Markets division over a three-year period from the grant date. Amortization of this compensation totaled CHF  13 million in 6M19.
Share-based award activity
	6M19
Number of awards (in millions)	Share awards	Performance share awards	Contingent Capital share award
Share-based award activities
Balance at beginning of period	77.1	50.0	2.7
Granted	61.1	44.7	0.0
Settled	(32.7)	(19.2)	(2.6)
Forfeited	(1.7)	(0.9)	0.0
Balance at end of period	103.8	74.6	0.1
of which vested	8.9	6.6	0.1
of which unvested	94.9	68.0	0.0